Cash, cash equivalents and restricted cash - Schedule of breakdown of cash, cash equivalents and restricted cash (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Cash, cash equivalents and restricted cash
Cash and cash equivalents	$ 143,588	$ 123,886
Cash and cash equivalents held by VIE's	151,216	124,223
Restricted cash	7,360	0
Total cash, cash equivalents and restricted cash	151,216	124,223
Variable Interest Entity, Primary Beneficiary [Member]
Cash, cash equivalents and restricted cash
Cash and cash equivalents held by VIE's	268	337
Total cash, cash equivalents and restricted cash	$ 268	$ 337